Commitments and contingencies (Tables)	6 Months Ended
Jun. 30, 2017
Disclosure Text Block [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
As at June 30, 2017, the Company had the following commitments:

	Total	Less than 1 year	1 - 2 years	Thereafter
Accounts payable and accrued liabilities	$478	$478	$-	$-
Lease commitments	573	66	223	284
	$1,051	$544	$223	$284